Deferred Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue, Current
Total Deferred Revenue, Current	$ 6,859	$ 15,043	$ 9,095
Deferred Revenue, Non-Current
Total Deferred Revenue, Non-Current	$ 3,440	5,960	7,666
Total Deferred Revenue		21,003	16,761
Service agreements [Member]
Deferred Revenue, Current
Total Deferred Revenue, Current		170	70
Maintenance agreements [Member]
Deferred Revenue, Current
Total Deferred Revenue, Current		14,873	9,025
Deferred Revenue, Non-Current
Total Deferred Revenue, Non-Current		$ 5,960	$ 7,666